Expense Example	Apr. 30, 2026 USD ($)
Praxis Impact Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 452
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,305
Praxis Impact Bond Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Praxis International Index Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	616
Expense Example, with Redemption, 3 Years	825
Expense Example, with Redemption, 5 Years	1,051
Expense Example, with Redemption, 10 Years	1,700
Praxis International Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
Praxis Value Index Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	592
Expense Example, with Redemption, 3 Years	734
Expense Example, with Redemption, 5 Years	889
Expense Example, with Redemption, 10 Years	1,338
Praxis Value Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
Praxis Growth Index Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	585
Expense Example, with Redemption, 3 Years	713
Expense Example, with Redemption, 5 Years	853
Expense Example, with Redemption, 10 Years	1,259
Praxis Growth Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
Praxis Small Cap Index Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	616
Expense Example, with Redemption, 3 Years	809
Expense Example, with Redemption, 5 Years	1,018
Expense Example, with Redemption, 10 Years	1,619
Praxis Small Cap Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
Praxis Genesis Conservative Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	627
Expense Example, with Redemption, 3 Years	845
Expense Example, with Redemption, 5 Years	1,079
Expense Example, with Redemption, 10 Years	1,751
Praxis Genesis Balanced Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	612
Expense Example, with Redemption, 3 Years	797
Expense Example, with Redemption, 5 Years	997
Expense Example, with Redemption, 10 Years	1,575
Praxis Genesis Growth Portfolio | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	611
Expense Example, with Redemption, 3 Years	794
Expense Example, with Redemption, 5 Years	992
Expense Example, with Redemption, 10 Years	$ 1,564